SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		12 Months Ended
	Nov. 14, 2016	Jan. 31, 2018	Dec. 27, 2017	Dec. 31, 2017	Dec. 31, 2008	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock repurchase program, shares repurchased					1,111,796
Issuance of shares	261,287		1,264,045
Offering price	$ 5.25		$ 3.56
Proceed from Sale of share	$ 1,252		$ 4,484
Issuance expenses	$ 120		$ 17
Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance expenses		$ 500
NIS
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nominal value	$ 0.04		$ 0.04	$ 0.04		$ 0.04
Incentive Share Option Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares still available for future grant				588,261
Vesting period for plan				4 years
Expiration period of granted options				7 years
Unrecognized compensation cost related to non-vested stock options				$ 779
Unrecognized compensation cost, recognition period				1 year 6 months 29 days